NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE

3. NET INCOME PER SHARE

Basic and diluted net income per share is computed using the weighted-average number of ordinary shares outstanding during the year. When calculating net income per share, the two class method has been used, and net income has been allocated on a pro rata basis to the ordinary and convertible preference shares to the extent that each class may share income for the period. In years with profits from continuing operations, potential ordinary shares, including options and warrants computed using the treasury stock method, will only have a dilutive effect when the average fair value of ordinary shares during the period exceeds the exercise price of those instruments. For the potential ordinary shares issuable upon conversion of convertible preference shares computed under the if-converted method, they would be excluded from the computation of net income per share if the inclusion will result in antidilutive effect.

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders.

	$$000,00	$$000,00	$$000,00
	Years Ended December 31
	2009	2010	2011
Numerator:
Net income	$6,908,095	$20,437,113	$13,469,190
Accretion of Series C Preference Shares	(57,806)	—	—
Deemed dividend to induce conversion of Series C preference shares into ordinary shares	—	—	(9,133,333)
Income attributable to convertible preference shareholders	(5,322,917)	(15,771,962)	(195,902)

Net income attributable to ordinary shareholders	$1,527,372	$4,665,151	$4,139,955

	$000,00000	$000,00000	$000,00000
	Years Ended December 31
	2009	2010	2011
Denominator:
Weighted-average ordinary shares outstanding—Basic	16,710,192	16,908,553	102,556,103
Diluted shares
Options to purchase ordinary shares	2,431,854	10,533,505	6,928,793
Warrants to purchase ordinary shares	—	27,143	7,509

Weighted-average outstanding shares—Diluted	19,142,046	27,469,201	109,492,405

Basic net income per share:
Net incomeattributable to ordinary shareholders	$0.09	$0.28	$0.04

Diluted net income per share:
Net income attributable to ordinary shareholders	$0.08	$0.17	$0.04

After deducting accretion of Series C preference shares, deemed dividend to induce conversion of Series C preference shares into ordinary shares and income attributable to convertible preference shareholders from income to determine net income attributable to ordinary shareholders, the following warrants, options and preference shares that could allow the holders to purchase or convert to potential ordinary shares were excluded from the computation of diluted net income per ordinary share as the effects of purchasing or converting those potential ordinary shares and increasing the income attributable to ordinary shareholders following such purchases and conversions would not have been dilutive under the if-converted method:

	Years Ended December 31
	2009	2010	2011
Number of warrants to purchase ordinary shares	202,500	—	—
Number of warrants to purchase Series C preference shares	1,600,000	1,600,000	1,600,000
Series A preference shares	27,660,000	27,660,000	27,660,000
Series B preference shares	10,575,289	10,575,289	10,575,289
Series C preference shares	20,000,000	20,000,000	20,000,000

On February 2, 2011, the Company closed its initial public offering on the Nasdaq Global Select Market under the symbol “BCDS”. The Company offered a total of 6,000,000 American Depositary Shares (hereafter, referred to as ADSs) representing 36,000,000 ordinary shares. On the basis of the one for six conversion rate of ADS and company’s ordinary shares, the basic and diluted earnings per ADS for 2011 were $0.24 and $0.23 respectively.

The Company applies the two-class method in accordance with the provisions of ASC Topic 260, “Earnings Per Share,” which established standards regarding the computation of earnings per share by companies with participating securities or multiple classes of ordinary shares. The Company’s Series A through C convertible redeemable preference shares were participating securities due to their participation rights in accordance with the Company’s Articles of Association. (Note 20)

Further, the following table sets forth the computation of basic and diluted net income per share attributable to participating securities holders:

	Years Ended December 31
	2009	2010	2011
Numerator:
Income attributable to convertible preference shareholders	$5,322,917	$15,771,962	$195,902

Denominator:
Weighted-average convertible preference shares outstanding—Series A through C – basic	58,235,289	58,235,289	4,852,941
Diluted shares
Warrants to purchase Series C preference shares	90,566	359,690	13,930

Weighted-average convertible preference shares outstanding – diluted	58,325,855	58,594,979	4,866,871

Basic net income per share:
Net income attributable to convertible preference shareholders	$0.09	$0.27	$0.04

Diluted net income per share:
Net income attributable to convertible preference shareholders	$0.09	$0.27	$0.04

As of December 31, 2011, the following ordinary shares, warrants and options that could allow the holders to purchase potential ordinary shares were outstanding:

Ordinary shares	109,593,222
Number of warrants to purchase ordinary shares	2,202,501
Number of options to purchase ordinary shares, vested or expected to vest	17,203,054

128,998,777